Cover	Nov. 05, 2026
Entity Addresses [Line Items]
Entity Central Index Key	0001832483
Amendment Flag	false
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Security Exchange Name	NASDAQ
Trading Symbol	SERV
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Local Phone Number	860-1352
City Area Code	(818)
Entity Address, Postal Zip Code	94070
Entity Address, State or Province	CA
Entity Address, City or Town	San Carlos
Entity Address, Address Line One	1360 Bayport Avenue
Entity Tax Identification Number	85-3844872
Entity File Number	001-42023
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	SERVE ROBOTICS INC.
Document Period End Date	Nov. 05, 2026
Document Type	8-K